Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total realized and unrealized (losses) gains included in changes in net assets	$ 3,203.3	$ (759.9)
Loans Payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(2,411.4)	(2,365.0)
Total realized and unrealized (losses) gains included in changes in net assets	12.2	(3.1)
Purchases	(188.9)	(289.6)
Settlements	207.6	246.3
Ending balance	(2,380.5)	(2,411.4)
Line of Credit
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0.0	(250.0)
Purchases	(500.0)	(540.0)
Settlements	0.0	790.0
Ending balance	(500.0)	0.0
Real Estate Properties
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	16,476.7	15,835.0
Total realized and unrealized (losses) gains included in changes in net assets	2,466.2	(348.9)
Purchases	881.9	1,680.1
Sales	(920.9)	(689.5)
Ending balance	18,903.9	16,476.7
Real Estate Joint Ventures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	6,128.9	7,204.2
Total realized and unrealized (losses) gains included in changes in net assets	844.3	(477.0)
Purchases	899.6	247.2
Settlements	(696.9)	(845.5)
Ending balance	7,175.9	6,128.9
Real Estate Operating Business
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	250.0	0.0
Total realized and unrealized (losses) gains included in changes in net assets	74.9	(0.2)
Purchases	1.4	250.2
Ending balance	326.3	250.0
Loans Receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	1,562.6	1,572.1
Total realized and unrealized (losses) gains included in changes in net assets	8.6	(34.2)
Purchases	326.7	118.0
Sales	(294.5)	(64.7)
Settlements	(110.8)	(28.6)
Ending balance	1,492.6	1,562.6
Total Level 3 Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	24,418.2	24,611.3
Total realized and unrealized (losses) gains included in changes in net assets	3,394.0	(860.3)
Purchases	2,109.6	2,295.5
Sales	(1,215.4)	(754.2)
Settlements	(807.7)	(874.1)
Ending balance	$ 27,898.7	$ 24,418.2